Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of property, plant and equipment, net of related accumulated depreciation and impairment

				Advances and
				Property, Plant		Other Items of
			Other Fixtures,	and Equipment		Property,	Other Items	Other Items
	Land and	Plant and	Tools and	in the Course of	Mineral	Plant and	of Leased	of Leased	Accumulated
	Buildings	Machinery	Furniture	Construction	Reserves	Equipment	Land and	Plant and	Depreciation	Impairment	Total
							Buildings	machinery	(Note 26.3)	(Note 26.5)
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Balance at January 1, 2021	208,025	1,331,585	8,422	124,029	59,325	33,188	17,588	24,446	(995,507)	(191,066)	620,034
Additions	166	6,054	199	33,409	—	—	576	4,113	(90,087)	1,663	(43,907)
Disposals and other	(1,131)	(106,295)	(618)	(9,374)	—	(55)	—	—	73,601	39,972	(3,900)
Transfers from/(to) other accounts	65	21,883	112	(23,621)	—	(20)	—	730	867	(17)	(1)
Exchange differences	(9,911)	(50,603)	(636)	(10,481)	(306)	476	(1,008)	(1,527)	49,048	7,636	(17,312)
Balance at December 31, 2021	197,214	1,202,624	7,479	113,962	59,019	33,589	17,156	27,762	(962,078)	(141,811)	554,914
Additions	3,170	15,329	2,883	59,532		131	4,714	4,624	(80,834)	(56,999)	(47,450)
Disposals and other	—	(18,544)	(122)	(595)	—	—	—	—	17,685	(90)	(1,666)
Transfers from/(to) other accounts	505	28,295	(349)	(33,485)	—	1,212	—	—	3,822	—	—
Exchange differences	(7,291)	(48,278)	(731)	(6,021)	(215)	(725)	(625)	(1,028)	42,157	4,273	(18,484)
Transfer to assets and disposal groups classified as held for sale (see Note 30)	(18,108)	(56,571)	(470)	(320)	—	—	—	—	56,297	18,105	(1,067)
Balance at December 31, 2022	175,490	1,122,855	8,690	133,073	58,804	34,207	21,245	31,358	(922,951)	(176,522)	486,247